UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices) (Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105

(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end: 10/31

Date of reporting period: 01/31/17

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2017 are filed herewith.

American Independence Funds Trust
AI Large Cap Growth Fund	Schedule of Investments
(formerly American Independence Navellier Large Cap Growth Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 84.7%
Consumer Discretionary — 31.9%

Advertising — 4.4%
Interpublic Group of Companies, Inc. (The)	2,629	61,860
Omnicom Group, Inc.	750	64,237
		126,097

Apparel, Accessories & Luxury — 1.5%
VF Corporation	847	43,604

Automobile Manufacturers — 2.1%
General Motors Company	1,664	60,919

Auto Parts & Equipment — 0.5%
Delphi Automotive PLC	208	14,573

Broadcasting — 2.4%
CBS Corporation	1,051	67,779

Distributors — 2.2%
LKQ Corporation (a)	1,974	62,990

General Merchandise Stores — 0.6%
Target Corporation	264	17,023

Hotels, Resorts & Cruise Lines — 0.9%
Marriott International, Inc., Class A	312	26,395

Internet & Direct Marketing Research — 4.3%
Amazon.com, Inc. (a)	70	57,644
Expedia, Inc.	537	65,294
		122,938

Leisure Products — 1.6%
Hasbro, Inc.	551	45,463

Movies & Entertainment — 3.9%
Walt Disney Company (The)	1,002	110,871

Restaurants — 6.6%
Chipotle Mexican Grill, Inc. (a)	58	24,444
McDonald's Corporation	100	12,257
Starbucks Corporation	1,514	83,603
Yum! Brands, Inc.	1,031	67,561
		187,865

Specialty Stores — 0.9%
Tractor Supply Company	357	26,300

Total Consumer Discretionary		912,817

Consumer Staples — 3.5%
Constellation Brands, Inc., Class A	130	19,469
Hershey Company (The)	230	24,258
Kroger Co. (The)	935	31,753
Whole Foods Market, Inc.	809	24,448
		99,928

Financials — 2.4%
Marsh & McLennan Companies, Inc.	1,026	69,788

See Notes to Schedules of Investments

American Independence Funds Trust
AI Large Cap Growth Fund	Schedule of Investments (Continued)
(formerly American Independence Navellier Large Cap Growth Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 84.7% (continued)
Health Care — 14.8%
Becton, Dickinson and Company	124	21,984
Biogen Inc. (a)	219	60,716
Bristol-Myers Squibb Company	596	29,299
Celgene Corporation (a)	705	81,886
Danaher Corporation	181	15,189
DaVita HealthCare Partners, Inc. (a)	992	63,240
Eli Lilly & Company	388	29,888
Gilead Sciences, Inc.	845	61,220
Henry Schein, Inc. (a)	168	26,856
Johnson & Johnson	299	33,862
		424,140

Industrials — 4.2%
Deere & Company	519	55,559
Lockheed Martin Corporation	86	21,614
Nielsen Holdings PLC	1,060	43,365
		120,538

Information Technology — 19.5%
Apple Inc.	994	120,622
Autodesk, Inc. (a)	179	14,560
Cognizant Technology Solutions Corporation, Class A (a)	1,307	68,735
Facebook, Inc., Class A (a)	369	48,088
Intel Corporation	840	30,929
Intuit Inc.	571	67,709
Mastercard Incorporated, Class A	818	86,978
Microsoft Corporation	594	38,402
Texas Instruments Incorporated	248	18,734
Western Union Company (The)	3,205	62,754
		557,511

Materials — 2.2%
Sealed Air Corporation	1,294	62,759

Real Estate — 4.1%
REIT — 4.1%
Equinix Inc.	125	48,122
Public Storage	326	70,090
		118,212

Utilities — 2.1%
Sempra Energy	599	61,332

Total Common Stocks (Cost $2,399,434)		2,427,025

Short-Term Investment — 33.2%
Money Market Fund — 33.2%
Federated Government Obligations Fund, Premier Shares, 0.48% (b)	950,758	950,758

Total Short-Term Investment (Cost $950,758)		950,758

See Notes to Schedules of Investments

American Independence Funds Trust
AI Large Cap Growth Fund	Schedule of Investments (Continued)
(formerly American Independence Navellier Large Cap Growth Fund)	January 31, 2017 (Unaudited)

Total Investments (Cost $3,350,192(c)) — 117.9%	$3,377,783
Liabilities in excess of other assets — (17.9)%	(512,361)

NET ASSETS — 100.0%	$2,865,422

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 1/31/17.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,427,025	$-	$-	$2,427,025
Short-Term Investment	950,758	-	-	950,758
Total Investments	$3,377,783	$-	$-	$3,377,783

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.8%
Consumer Discretionary — 10.1%
Aaron's, Inc.	3,810	117,881
Caleres, Inc.	3,070	94,403
Group 1 Automotive, Inc.	1,000	80,790
Helen of Troy Ltd. (a) (b)	1,100	102,630
Tenneco Inc. (a)	1,900	128,155
Winnebago Industries, Inc.	3,490	109,586
		633,445

Consumer Staples — 1.1%
Andersons, Inc. (The)	1,830	69,083

Energy — 6.1%
Callon Petroleum Co. (a)	7,530	115,059
Carrizo Oil & Gas, Inc. (a)	3,770	133,307
Synergy Resources Corp. (a)	15,310	131,819
		380,185

Financials — 26.1%

Banks — 18.9%
Customers Bancorp, Inc. (a)	4,960	170,922
First Busey Corporation	3,610	105,593
First Interstate BancSystem Inc., Class A	4,420	181,883
Great Western Bancorp, Inc.	3,260	139,365
HomeStreet, Inc. (a)	3,860	101,132
MainSource Financial Group, Inc.	2,440	80,178
Seacoast Banking Corp of Florida (a)	4,550	99,099
Simmons First National Corp., Class A	2,470	148,571
Sterling Bancorp/DE	6,630	158,125
		1,184,868

Diversified— 1.9%
Hilltop Holding, Inc. (a)	4,280	117,186

Insurance — 5.3%
American Equity Investment Life Holding Co.	3,760	88,736
Argo Group International Holdings Ltd (b)	1,980	126,621
National General Holdings Corp.	4,780	117,062
		332,419
Total Financials		1,634,473

Health Care — 5.4%
Aceto Corp.	4,900	93,541
AMN Healthcare Services Inc. (a)	3,280	117,588
INC Research Holdings Inc., Class A (a)	2,480	131,440
		342,569

Industrials — 13.5%
Apogee Enterprises Inc	2,370	135,280
Briggs & Stratton Corporation	5,730	124,112
Global Brass and Copper Holdings, Inc.	3,800	125,970
Knoll, Inc.	4,520	118,017

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 95.8% (continued)
Industrials — 13.5% (continued)
Ply Gem Holdings Inc. (a)	5,570	89,955
Tutor Perini Corporation (a)	4,360	129,928
Universal Forest Products, Inc.	1,190	121,035
		844,297

Information Technology — 11.1%
Advanced Energy Industries, Inc. (a)	1,680	98,851
Cirrus Logic, Inc. (a)	2,010	121,243
Sanmina Corp (a)	3,900	151,905
Synaptics, Inc. (a)	1,420	80,060
Travelport Worldwide Limited (b)	8,870	127,373
Web.com Group Inc (a)	6,260	118,627
		698,059

Materials — 4.4%
Cabot Corp.	1,730	95,790
Innospec, Inc.	1,570	112,020
P.H. Glatfelter Co.	2,730	66,639
		274,449

Real Estate — 12%
REIT— 12%
DuPont Fabros Technology, Inc.	3,090	146,713
GEO Group, Inc. (The)	2,530	105,046
Lexington Realty Trust	10,550	113,096
Ramco-Gershenson Properties Trust	5,980	97,235
RLJ Lodging Trust	4,070	94,465
Ryman Hospitality Properties, Inc.	1,780	108,900
Select Income REIT	3,540	88,535
		753,990

Utilities — 6.0%
Avista Corp.	2,800	108,192
Black Hills Corp.	2,460	153,873
NRG Yield Inc	6,610	112,039
		374,104
Total Common Stocks (Cost $5,273,360)		6,004,654

Short-Term Investment — 2.0%
Money Market Fund — 2.0%
Federated Government Obligations Fund, Premier Shares, 0.48% (c)	125,398	125,398

Total Short-Term Investment (Cost $125,398)		125,398

Total Investments (Cost $5,398,758(d)) — 97.8%		$6,130,052
Other assets in excess of liabilities — 2.2%		136,088

NET ASSETS — 100.0%		$6,266,140

(a)	Non-income producing security.
(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 1/31/17.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	January 31, 2017 (Unaudited)

(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of  Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,004,654	$-	$-	$6,004,654
Short-Term Investment	125,398	-	-	125,398
Total Investments	$6,130,052	$-	$-	$6,130,052

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence JAForlines Global Tactical Allocation Fund	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.9%
International Equity Exchange Traded Products — 22.8%
iShares Currency Hedged MSCI Japan ETF	110,621	3,078,583
iShares MSCI Australia ETF	210,836	4,478,157
iShares MSCI Europe Financials ETF	336,562	6,626,906
iShares MSCI Eurozone ETF	154,821	5,471,374
iShares MSCI Mexico Capped ETF	97,105	4,351,275
		24,006,295

International Fixed Income Exchange Traded Product — 11.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	111,505	12,503,056

U.S. Alternative Exchange Traded Products — 4.9%
iShares Gold Trust (a)	440,011	5,134,928

U.S. Equity Exchange Traded Products — 29.2%
Financial Select Sector SPDR Fund	269,486	6,281,719
iShares Core S&P Small-Cap ETF	136,092	9,303,249
iShares Nasdaq Biotechnology ETF	19,003	5,284,164
iShares U.S. Technology ETF	52,696	6,635,480
SPDR S&P Regional Banking ETF	56,984	3,156,914
		30,661,526

U.S. Fixed Income Exchange Traded Products — 30.1%
iShares 20+ Year Treasury Bond ETF	34,766	4,175,396
iShares iBoxx High Yield Corporate Bond ETF	97,952	8,555,128
iShares U.S. Preferred Stock ETF	279,294	10,641,101
VanEck Vectors Fallen Angel High Yield Bond ETF	283,469	8,314,146
		31,685,771
Total Exchange Traded Products (Cost $100,514,967)		103,991,576

Short-Term Investment — 1.0%
Money Market Fund — 1.0%
Federated Government Obligations Fund, Premier Shares, 0.48% (b)	1,077,659	1,077,659

Total Short-Term Investment (Cost $1,077,659)		1,077,659

Total Investments (Cost $101,592,626(c)) — 99.9%		$105,069,235
Other assets in excess of liabilities — 0.1%		56,249

NET ASSETS — 100.0%		$105,125,484

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 1/31/17.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund SPDR — Standard & Poor’s Depository Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence JAForlines Global Tactical Allocation Fund	January 31, 2017 (Unaudited)

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$103,991,576	$—	$—	$103,991,576
Short-Term Investment	1,077,659	—	—	1,077,659
Total Investments	$105,069,235	$—	$—	$105,069,235

See Notes to Schedules of Investments

American Independence Funds Trust
AI International Fund	Schedule of Investments
(formerly American Independence Multi – Manager International Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.1%
Australia — 4.9%
Amcor Ltd.	7,850	85,216
AMP Ltd.	7,790	29,568
APA Group	6,240	39,885
Aristocrat Leisure Ltd.	4,830	56,025
ASX Ltd.	2,170	82,184
AusNet Services	10,360	12,426
BlueScope Steel Ltd.	1,600	13,616
Brickworks Ltd.	1,680	16,158
Caltex Australia Ltd.	950	20,626
CIMIC Group Ltd.	1,150	29,944
Coca-Cola Amatil, Ltd.	1,660	12,286
Cochlear Ltd.	130	12,353
Credit Corp. Group Ltd.	2,820	37,506
CSL, Ltd.	1,170	99,743
Domino's Pizza Enterprises Ltd.	1,530	69,049
Evolution Mining Ltd.	8,810	14,245
Independence Group NL	4,000	11,448
Infigen Energy (a)	33,900	25,734
Insurance Australia Group Ltd.	2,700	11,826
JB Hi-Fi Ltd.	2,290	48,067
Macquarie Group Ltd.	550	35,322
Metcash Ltd. (a)	7,250	11,613
Mirvac Group	8,130	12,529
Oil Search Ltd.	15,080	78,645
Orica, Ltd.	1,170	16,653
OZ Minerals Ltd.	10,240	69,806
Pilbara Minerals Ltd. (a)	30,130	12,237
QBE Insurance Group Ltd.	9,540	90,526
Ramsay Health Care Ltd.	1,660	84,178
REA Group Ltd.	290	11,571
Sandfire Resources NL	2,640	13,187
Stockland	15,690	51,812
Suncorp Group Ltd.	8,670	85,759
Telstra Corp. Ltd.	21,890	83,087
TPG Telecom Ltd.	2,310	11,346
Wesfarmers Ltd.	2,820	86,186
Western Areas Ltd. (a)	5,970	11,103
Westpac Banking Corp.	3,580	86,178
Woolworths Ltd.	4,800	89,638
		1,669,281

Canada — 6.8%
Aecon Group, Inc.	1,350	16,826
Africa Oil Corp. (a)	7,820	15,894
AGF Management Ltd., Class B	3,370	15,638
AGT Food & Ingredients, Inc.	580	15,841
Arizona Mining, Inc. (a)	7,580	17,151
ATS Automation Tooling Systems, Inc. (a)	1,630	16,415
Bank of Montreal	1,610	121,546
Bank of Nova Scotia	2,060	122,861
BCE, Inc.	2,690	121,027
Bombardier, Inc., Class B (a)	11,280	21,543
BRP, Inc. (a)	4,780	96,385
Calfrac Well Services Ltd.	4,420	14,340
Canadian Natural Resources Ltd.	3,510	105,908
Canfor Corp. (a)	1,390	15,043
CCL Industries, Inc., Class B	160	32,864

See Notes to Schedules of Investments

American Independence Funds Trust
AI International Fund	Schedule of Investments (Continued)
(formerly American Independence Multi – Manager International Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.1% (continued)
Canada — 6.8% (continued)
Chartwell Retirement Residences	1,420	16,566
Continental Gold, Inc. (a)	4,780	15,875
Corus Entertainment, Inc.	1,550	15,360
Crius Energy Trust	2,430	16,588
Dollarama, Inc.	380	28,723
Empire Co., Ltd.	1,260	15,704
Enbridge, Inc.	2,100	89,231
Encana Corp.	4,900	62,424
Enghouse Systems Ltd.	390	15,220
Entertainment One Ltd.	9,950	28,877
Fairfax Financial Holdings Ltd.	120	55,959
Fortis, Inc.	920	29,524
goeasy Ltd.	810	18,141
Gold Standard Ventures Corp. (a)	7,800	21,298
Golden Star Resources Ltd. (a)	24,720	21,046
Great Panther Silver Ltd. (a)	8,780	15,960
Husky Energy, Inc. (a)	1,280	16,484
IGM Financial, Inc.	520	15,949
Industrial Alliance Insurance & Financial Services, Inc.	800	33,594
MTY Food Group, Inc.	1,190	43,153
National Bank of Canada	2,880	124,075
Norbord, Inc.	610	15,112
Northern Dynasty Minerals Ltd. (a)	8,260	23,884
Paramount Resources Ltd., Class A (a)	3,650	46,808
Penn West Petroleum Ltd. (a)	8,430	14,354
Polaris Infrastructure, Inc.	2,730	32,644
Power Financial Corp.	620	16,078
Rogers Communications, Inc., Class B	1,760	76,202
Royal Bank of Canada	1,680	120,556
Saputo, Inc.	440	16,168
Sherritt International Corp. (a)	13,870	15,319
Silver Wheaton Corp.	5,470	120,702
Silvercorp Metals, Inc.	6,590	19,813
Suncor Energy, Inc.	3,690	114,226
Thomson Reuters Corp.	360	16,106
TMX Group Ltd.	290	15,321
TransAlta Corp.	2,580	15,237
TransCanada Corp.	2,550	120,068
Transcontinental, Inc., Class A	930	15,457
Trican Well Service Ltd. (a)	4,720	17,703
Turquoise Hill Resources Ltd. (a)	7,050	25,468
		2,306,259

China — 6.5%
China Agri-Industries Holdings Ltd. (a)	212,000	98,358
China Construction Bank Corp., Class H	318,000	237,699
China Foods Ltd.	106,000	48,086
China Life Insurance Co., Ltd., Class H	24,000	66,655
China Oilfield Services Ltd., Class H	30,000	32,554
China Petroleum & Chemical Corp., Class H	238,000	190,476
China Resources Land Ltd.	56,000	139,578
China Shenhua Energy Co., Ltd., Class H	101,500	216,358
China Yurun Food Group Ltd. (a)	661,000	103,076
Geely Automobile Holdings Ltd.	170,000	202,219
Industrial & Commercial Bank of China Ltd., Class H	388,000	239,018
Lonking Holdings Ltd.	374,000	98,809
Sinopec Shanghai Petrochemical Co., Ltd., Class H	308,000	191,324

See Notes to Schedules of Investments

American Independence Funds Trust
AI International Fund	Schedule of Investments (Continued)
(formerly American Independence Multi – Manager International Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.1% (continued)
China — 6.5% (continued)
Tencent Holdings Ltd.	9,300	244,983
Zijin Mining Group Co., Ltd., Class H	308,000	103,998
		2,213,191

Finland — 0.3%
Winpak Ltd.	2,850	102,541

France — 13.1%
AXA SA	22,250	546,331
BNP Paribas SA	8,630	551,954
Casino Guichard Perrachon SA	4,650	250,767
Christian Dior SE	1,670	358,708
Cie de Saint-Gobain	11,080	544,840
Cie Generale d'Optique Essilor International SA	4,380	513,122
Engie SA	44,780	535,492
Guerbet	504	43,613
Klepierre	9,510	361,263
Sanofi	2,710	218,165
Total SA	10,900	549,653
		4,473,908

Germany — 13.4%
Carl Zeiss Meditec AG	10,210	381,289
Deutsche Telekom AG	32,500	567,600
Fresenius Medical Care AG & Co. KGaA	4,490	365,343
Infineon Technologies AG	21,380	392,571
LANXESS AG	5,210	378,095
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,310	433,889
Porsche Automobile Holding SE	2,580	154,750
SAP AG	6,310	577,127
thyssenkrupp AG	14,340	361,871
Volkswagen AG	3,610	561,417
Wirecard AG	8,070	390,810
		4,564,762

Hong Kong — 7.1%
BOC Hong Kong Holdings Ltd.	52,000	209,088
Chinese Estates Holdings Ltd.	101,500	160,111
CITIC Ltd.	80,000	118,978
CLP Holdings, Ltd.	24,500	239,493
Digital China Holdings Ltd.	228,000	199,809
Goldin Properties Holdings Ltd. (a)	34,000	30,103
Hang Lung Properties Ltd.	97,000	240,019
Lenovo Group Ltd.	236,000	155,419
Shougang Fushan Resources Group Ltd.	944,000	184,922
Skyworth Digital Holdings Ltd.	320,000	212,388
SmarTone Telecommunications Holdings Ltd.	131,500	181,335
Sun Hung Kai Properties, Ltd.	17,000	235,302
Wharf Holdings Ltd.	32,000	241,462
		2,408,429

Ireland — 0.2%
James Hardie Industries PLC	5,130	80,535

Italy — 6.7%
Assicurazioni Generali SpA	25,070	399,364
Banco BPM SpA	1	3
Intesa Sanpaolo SpA	218,320	512,001

See Notes to Schedules of Investments

American Independence Funds Trust
AI International Fund	Schedule of Investments (Continued)
(formerly American Independence Multi – Manager International Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.1% (continued)
Italy — 6.7% (continued)
Mediobanca SpA	42,950	369,250
Prada SpA	44,600	185,656
Snam SpA	90,950	345,989
Telecom Italia SpA (a)	125,590	107,905
Terna Rete Elettrica Nazionale SpA	79,830	350,103
		2,270,271

Japan — 17.3%
AEON Financial Service Co., Ltd.	1,500	26,942
Bridgestone Corp.	800	29,442
Calbee, Inc.	800	26,116
Daiwa Securities Group, Inc.	4,000	25,707
Denso Corp.	4,300	187,202
Duskin Co., Ltd.	1,600	35,049
Genky Stores, Inc.	500	27,448
Hachijuni Bank Ltd.	9,300	55,102
Hitachi Chemical Co., Ltd.	9,100	259,480
Hitachi Transport System Ltd.	1,300	26,710
Honda Motor Co., Ltd.	7,100	213,615
Idemitsu Kosan Co., Ltd.	3,400	105,556
Inpex Corp.	5,200	51,296
Iyo Bank Ltd.	30,700	206,985
Japan Exchange Group, Inc.	1,800	26,942
JX Holdings, Inc.	7,400	35,010
Kansai Electric Power Co., Inc. (a)	2,300	24,609
KDDI Corp.	10,700	287,995
Kikkoman Corp.	4,000	126,316
Konami Holdings Corp.	900	36,136
Mabuchi Motor Co., Ltd.	600	30,966
MEIJI Holdings Co., Ltd.	3,300	256,203
Minebea Co., Ltd.	5,500	54,963
Mitsubishi Corp.	2,700	61,147
Mitsubishi Electric Corp.	3,200	48,935
Mitsubishi Heavy Industries Ltd.	10,000	45,205
Mitsui & Co., Ltd.	12,400	182,461
Mizuho Financial Group, Inc.	156,500	292,356
Morinaga & Co., Ltd.	5,400	234,084
MS&AD Insurance Group Holdings, Inc.	800	26,969
Nidec Corp.	300	28,275
Nippon Paint Holdings Co., Ltd.	2,700	79,147
Nippon Steel & Sumitomo Metal Corp.	11,900	289,268
Nissan Chemical Industries Ltd.	6,300	225,809
Nissin Electric Co., Ltd.	4,300	51,680
Nitto Denko Corp.	300	23,832
NSK Ltd.	2,200	26,851
Okasan Securities Group, Inc.	23,000	151,188
Osaka Gas Co., Ltd.	30,000	112,645
Otsuka Holdings Co., Ltd.	4,600	212,440
Panasonic Corp.	2,500	26,171
Renesas Electronics Corp. (a)	6,400	57,874
Resona Holdings, Inc.	29,400	160,143
Sawai Pharmaceutical Co., Ltd.	1,400	73,622
Shimamura Co., Ltd.	1,300	170,793
Shimizu Corp.	5,000	46,147
Shin-Etsu Chemical Co., Ltd.	800	69,266

See Notes to Schedules of Investments

American Independence Funds Trust
AI International Fund	Schedule of Investments (Continued)
(formerly American Independence Multi – Manager International Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.1% (continued)
Japan — 17.3% (continued)
Shinko Electric Industries Co., Ltd.	3,600	27,470
Showa Denko KK	1,700	28,043
SMC Corp.	800	219,658
Sony Corp.	800	24,325
Stanley Electric Co., Ltd.	1,000	28,292
Sumitomo Metal Mining Co., Ltd.	2,000	27,217
Sysmex Corp.	1,800	108,088
Takata Corp. (a)	5,300	25,188
Toho Zinc Co., Ltd.	20,000	87,586
Tokyo Electric Power Co. Holdings, Inc. (a)	27,000	103,851
Toyota Tsusho Corp.	8,000	221,008
Yahoo Japan Corp.	15,200	64,000
Zeon Corp.	6,000	69,287
		5,886,111

Luxembourg — 0.3%
Eurofins Scientific SE	240	107,641

United Kingdom — 12.5%
888 Holdings PLC	8,227	23,287
accesso Technology Group PLC (a)	4,080	79,300
Ashmore Group PLC	7,600	29,639
AstraZeneca PLC	2,820	148,787
Balfour Beatty PLC	61,520	200,062
Berendsen PLC	7,780	81,480
BGEO Group PLC	3,050	113,574
Capita PLC	4,550	28,648
CRH PLC	4,470	155,767
CVS Group PLC	4,390	57,381
De La Rue PLC	15,967	118,412
Diploma PLC	2,280	29,113
Drax Group PLC	9,890	46,084
Electrocomponents PLC	14,530	88,617
Fidessa Group PLC	1,730	50,057
G4S PLC	42,910	137,761
Galliford Try PLC	12,360	209,758
Hilton Food Group PLC	2,002	16,811
HomeServe PLC	11,750	88,321
Hunting PLC	26,260	183,513
IG Group Holdings PLC	32,730	219,463
J Sainsbury PLC	20,140	65,343
JD Sports Fashion PLC	50,460	220,465
John Menzies PLC	4,820	36,200
Kier Group PLC	1,660	28,819
Ladbrokes Coral Group PLC	52,720	79,189
Lamprell PLC (a)	68,640	78,795
Marshalls PLC	22,800	82,893
McBride PLC	12,890	26,351
Morgan Advanced Materials PLC	7,960	30,162
NCC Group PLC	11,540	26,894
Northgate PLC	29,050	185,834
Pennon Group PLC	15,660	156,226
PZ Cussons PLC	39,400	150,928
Redrow PLC	26,680	149,192
Renishaw PLC	890	31,910
RPC Group PLC	7,770	104,688
Scapa Group PLC	11,970	49,128

See Notes to Schedules of Investments

American Independence Funds Trust
AI International Fund	Schedule of Investments (Continued)
(formerly American Independence Multi – Manager International Fund)	January 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 89.1% (continued)
United Kingdom — 12.5% (continued)
SDL PLC	1,398	8,600
Serco Group PLC (a)	116,750	211,498
Stobart Group Ltd.	7,992	17,997
SuperGroup PLC	3,330	62,754
Taylor Wimpey PLC	13,570	28,526
TP ICAP PLC	5,100	29,815
Travis Perkins PLC	1,580	28,881
Utilitywise PLC	12,265	26,770
Victoria PLC (a)	12,500	68,719
Weir Group PLC	6,550	165,213
		4,257,625

United States — 0.0% (b)
Rhythmone PLC (a)	11,120	5,386

Total Common Stocks (Cost $30,093,043)		30,345,940

Exchange Traded Products — 9.4%
United States — 9.4%
iShares Latin America 40 ETF	34,674	1,049,929
iShares MSCI South Korea Capped ETF	19,842	1,148,455
iShares MSCI Taiwan Capped ETF	31,182	982,856
Total Exchange Traded Products (Cost $3,078,690)		3,181,240

Short-Term Investment — 0.7%
Money Market Fund — 0.7%
Federated Treasury Obligations Fund, Institutional Shares, 0.39% (c)	243,820	243,820

Total Short-Term Investment (Cost $243,820)		243,820

Total Investments (Cost $33,415,553(d)) — 99.2%		$33,771,000
Other assets in excess of liabilities — 0.8%		286,490

NET ASSETS — 100.0%		$34,057,490

(a)	Non-income producing security.
(b)	Rounds to less than 0.1%
(c)	Rate listed is the 7-day effective yield at 1/31/17.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
PLC — Public Limited Company

See Notes to Schedules of Investments

American Independence Funds Trust
AI International Fund	Schedule of Investments (Continued)
(formerly American Independence Multi – Manager International Fund)	January 31, 2017 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$30,345,940	$—	$—	$30,345,940
Exchange Traded Products	3,181,240	—	—	3,181,240
Short-Term Investment	243,820	—	—	243,820
Total Investments	$33,771,000	$—	$—	$33,771,000

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.2%*
Municipal Bonds — 98.2%
Education — 27.4%
Bourbon County Unified School District No. 234-Fort Scott, GO UT, 5.00%, 9/01/25, Callable 9/01/24	355,000	414,047
Butler County Unified School District No. 490 El Dorado, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	638,927
Butler County Unified School District No. 490 El Dorado, GO UT, BAM, 4.00%, 9/01/36, Callable 9/01/26	500,000	518,120
City of Ottawa, Education, RB, 5.00%, 4/15/25, Pre-Refunded 4/15/19	1,510,000	1,633,850
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Pre-Refunded 4/01/20	250,000	278,365
Douglas County Unified School District No. 348 Baldwin City, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19	1,405,000	1,536,733
Douglas County Unified School District No. 491 Eudora, GO UT, AGM, 5.00%, 9/01/29, Pre-Refunded 9/01/18	450,000	477,518
Douglas County Unified School District No. 497 Lawrence, GO UT, 4.00%, 9/01/33, Callable 9/01/24	500,000	521,580
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,031,830
Franklin County Unified School District No. 290 Ottawa, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	1,968,477
5.00%, 9/01/32, Callable 9/01/25	150,000	171,440
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,134,870
Harvey County Unified School District No. 373 Newton, GO UT, NATL-RE, 5.00%, 9/01/22, Pre-Refunded 9/01/18	1,700,000	1,803,955
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT,
5.25%, 9/01/29, Pre-Refunded 9/01/21	1,500,000	1,726,410
4.00%, 9/01/33, Callable 9/01/26	1,000,000	1,042,020
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT,
2.00%, 10/01/18	185,000	187,640
4.00%, 10/01/18	200,000	209,248
Johnson County Unified School District No. 233 Olathe, GO UT,
4.00%, 9/01/31, Callable 9/01/26	1,000,000	1,046,180
4.00%, 9/01/33, Callable 9/01/24	175,000	181,958
4.00%, 9/01/33, Callable 9/01/26	1,500,000	1,550,670
Johnson County Unified School District No. 512 Shawnee Mission, GO UT,
5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,164,780
4.00%, 10/01/35, Callable 10/01/26	1,000,000	1,060,020
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	243,509
Kansas Development Finance Authority, Development, RB,
4.00%, 10/01/20	250,000	267,745
5.00%, 2/01/22, Callable 2/01/20	555,000	610,300
4.00%, 11/01/27, Callable 11/01/19	765,000	808,590
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,241,820
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,245,544
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,686,900
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,042,720
Kansas Development Finance Authority, Higher Education, RB,
3.00%, 3/01/24	1,105,000	1,142,073
4.00%, 4/01/24, Callable 4/01/20	230,000	242,714
5.00%, 4/01/29, Callable 4/01/20	650,000	704,229
Leavenworth County Unified School District No. 453, GO UT, AGC,
5.25%, 9/01/23, Pre-Refunded 9/01/19	60,000	65,684
5.25%, 9/01/23, Pre-Refunded 9/01/19	440,000	481,681
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Pre-Refunded 9/01/19	535,000	578,940
Leavenworth County Unified School District No. 458, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19	1,250,000	1,370,075
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	430,455
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	234,298
Miami County Unified School District No. 416 Louisburg, GO UT, 2.00%, 9/01/17	250,000	251,393
Neosho County Community College, Higher Education, COP, 2.00%, 4/15/17	95,000	95,120
Pottawatomie County Unified School District No. 320 Wamego, School District, GO UT, 5.00%, 9/01/33, Callable 9/01/26	250,000	278,135
Reno County Unified School District No. 308 Hutchinson, GO UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/17	200,000	204,290
Rice County Unified School District No. 376 Sterling, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	367,003

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.2% (continued)
Muncipal Bonds — 98.2% (continued)
Education — 27.4% (continued)
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	180,762
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT,
5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,083,660
5.00%, 9/01/27, Pre-Refunded 9/01/18	1,350,000	1,421,644
Sedgwick County Public Building Commission, RB,
5.00%, 8/01/23, Pre-Refunded 8/01/18	390,000	410,393
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	105,229
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	190,076
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	844,784
Sedgwick County Unified School District No. 259 Wichita, 3.00%, 10/01/21	500,000	527,390
Sedgwick County Unified School District No. 259 Wichita, GO UT,
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	31,895
5.00%, 10/01/21, Pre-Refunded 10/01/18	915,000	972,782
5.00%, 10/01/21, Callable 10/01/18	55,000	58,775
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	397,701
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Pre-Refunded 11/01/17	980,000	1,007,646
5.00%, 11/01/19, Callable 11/01/17	20,000	20,655
5.00%, 11/01/23, Pre-Refunded 11/01/17	195,000	200,501
5.00%, 11/01/23, Callable 11/01/17	5,000	5,166
Sedgwick County Unified School District No. 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	521,240
5.00%, 9/01/33, Callable 9/01/24	750,000	846,645
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGC,
5.00%, 9/01/24, Pre-Refunded 9/01/18	725,000	762,896
5.00%, 9/01/24, Callable 9/01/18	20,000	21,177
Sedgwick County Unified School District No. 265 Goddard, GO UT, 5.00%, 10/01/24	370,000	440,078
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	263,950
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	570,945
Sedgwick County Unified School District No. 266 Maize, GO UT, NATL-RE, 5.00%, 9/01/19, Pre-Refunded 9/01/17	500,000	511,785
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	869,162
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	265,770
Washburn University/Topeka KS, 3.00%, 7/01/24	170,000	176,650
Washburn University/Topeka, Higher Education, RB, 5.00%, 7/01/35, Callable 7/01/25	500,000	553,840
Wyandotte County Unified School District No. 500 Kansas City, GO UT, 5.00%, 9/01/30, Callable 9/01/26	500,000	582,700
		50,737,753

General Obligation — 22.0%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	756,158
Ashland Public Building Commission, RB,
4.00%, 9/01/19	100,000	103,568
4.00%, 9/01/20	110,000	114,729
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	582,783
4.00%, 12/01/34, Callable 12/01/25	250,000	259,605
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	161,637
4.60%, 9/01/30, Callable 9/01/20	500,000	541,960
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	878,946
City of Dodge City, RB, 4.00%, 6/01/24	230,000	253,773
City of Ellis, GO UT, 2.00%, 10/01/17	245,000	246,237
City of Haysville, 4.13%, 11/01/32, Callable 11/01/25	460,000	463,846
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,077,990
City of Leavenworth, GO UT, 1.10%, 9/01/18, Callable 9/01/17	505,000	504,606
City of Leawood, GO UT, 4.20%, 9/01/23, Pre-Refunded 9/01/17	565,000	575,554

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.2% (continued)
Municipal Bonds — 98.2% (continued)
General Obligation — 22.0% (continued)
City of Lindsborg, GO UT, 4.60%, 10/01/29, Pre-Refunded 10/01/18	600,000	633,954
City of Manhattan, GO UT,
3.00%, 11/01/17	120,000	121,865
4.50%, 11/01/17	400,000	410,656
5.00%, 11/01/25	570,000	686,747
4.10%, 11/01/26, Pre-Refunded 11/01/18	415,000	436,372
City of Newton, GO UT,
4.00%, 9/01/23	250,000	278,388
3.00%, 9/01/26, Callable 9/01/23	1,275,000	1,297,899
City of Olathe, GO UT,
5.00%, 10/01/24, Callable 10/01/23	535,000	634,366
4.00%, 10/01/25, Callable 10/01/24	1,000,000	1,112,820
City of Park City, GO UT,
5.38%, 12/01/25, Pre-Refunded 12/01/19	495,000	549,648
5.38%, 12/01/25, Callable 12/01/19	5,000	5,555
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 3/03/17	1,090,000	1,057,976
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 3/20/17	390,000	390,472
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	466,255
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	478,687
City of Wichita, GO UT,
4.00%, 6/01/23, Pre-Refunded 6/01/17 @101	405,000	413,201
4.00%, 6/01/24, Pre-Refunded 6/01/17 @101	180,000	183,645
4.00%, 6/01/25, Pre-Refunded 6/01/17 @101	820,000	836,605
5.00%, 12/01/25	500,000	604,620
4.00%, 6/01/26, Callable 6/01/20 @101	475,000	511,152
4.00%, 6/01/27, Callable 6/01/20 @101	780,000	836,745
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	270,745
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	213,716
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	300,066
County of Clay, GO UT, 4.00%, 10/01/36, Callable 10/01/24	750,000	762,855
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	340,074
County of Franklin, COP, 4.75%, 9/01/21, Callable 3/03/17	750,000	752,130
County of Geary, GO UT, 4.00%, 9/01/29, Callable 9/01/26	1,000,000	1,085,300
County of Johnson, GO UT,
4.75%, 9/01/27, Pre-Refunded 9/01/18	500,000	528,140
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,244,464
3.00%, 9/01/30, Callable 9/01/22	400,000	403,892
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	555,625
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,497,685
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,716,507
Johnson County Public Building Commission, RB, 2.00%, 9/01/17	170,000	171,144
Kansas Development Finance Authority, GO,
5.00%, 4/01/25, Callable 4/01/23	800,000	914,992
4.75%, 9/01/34, Callable 9/01/19	360,000	387,101
Kansas Development Finance Authority, RB,
5.00%, 11/01/18	200,000	213,114
5.00%, 4/01/26, Callable 4/01/23	1,385,000	1,579,828
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,130,920
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,237,720
Kansas Development Finance Authority, RB, AMBAC, 5.25%, 10/01/17, Callable 3/03/17	135,000	135,494
Pratt County Public Building Commission, GO,
3.25%, 12/01/32, Pre-Refunded 12/01/17	495,000	504,153
3.25%, 12/01/32, Callable 12/01/17	655,000	655,033
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	976,305
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,117,180
4.00%, 8/01/30, Callable 8/01/20	500,000	527,695
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/23	570,000	655,055

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.2% (continued)
Municipal Bonds — 98.2% (continued)
General Obligation — 22.0% (continued)
4.88%, 10/01/28, Callable 3/03/17	460,000	453,735
		40,799,688

Health Care — 17.7%
Allen County Public Building Commission, RB,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,415,429
5.15%, 12/01/36, Callable 12/01/22	500,000	531,470
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	738,888
City of Olathe, Medical, RB,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,345,929
5.25%, 9/01/25, Callable 9/01/19	580,000	630,634
5.00%, 9/01/29, Callable 9/01/17	810,000	825,908
4.00%, 9/01/30, Callable 9/01/21	450,000	455,247
5.00%, 9/01/30, Callable 9/01/19	750,000	800,190
City of Wichita, Medical, RB,
5.00%, 11/15/17	200,000	206,176
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	883,337
5.25%, 11/15/24, Pre-Refunded 11/15/19	2,150,000	2,373,901
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,521,290
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,439,893
5.00%, 11/15/22, Pre-Refunded 11/15/17	260,000	268,133
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,117,340
5.00%, 11/15/24, Pre-Refunded 11/15/17	1,110,000	1,144,721
5.25%, 1/01/25, Pre-Refunded 1/01/20	1,300,000	1,442,272
5.25%, 1/01/25, Callable 1/01/20	200,000	218,764
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,605,120
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,070,120
5.50%, 11/15/29, Callable 11/15/19	1,295,000	1,419,657
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,088,360
5.25%, 11/15/30, Callable 11/15/19	250,000	266,143
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,680,525
5.00%, 11/15/34, Callable 5/15/22	350,000	390,652
5.00%, 5/15/35, Callable 5/15/19	330,000	348,338
Kansas Development Finance Authority, Medical, RB, NATL-RE, 5.00%, 11/15/27, Pre-Refunded 11/15/17	1,875,000	1,934,400
Lyon County Public Building Commission, Medical, RB, 4.00%, 12/01/21, Pre-Refunded 12/01/18	500,000	525,880
Lyon County Public Building Commission, Medical, RB, AGM, 5.00%, 12/01/35, Callable 12/01/26	1,335,000	1,493,184
Mitchell County Public Building Commission, Medical, RB, AGM, 4.50%, 3/01/28, Pre-Refunded 3/01/18	430,000	446,138
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	146,714
University of Kansas Hospital Authority, Medical, RB,
5.00%, 9/01/30, Callable 9/01/25	350,000	396,361
5.00%, 9/01/31, Callable 9/01/25	500,000	563,435
		32,734,549

Housing — 2.2%
City of Beloit, RB, 5.00%, 4/01/32, Pre-Refunded 4/01/17	500,000	503,335
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	590,448
County of Sedgwick / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29 †	15,000	15,042
La Cygne Public Building Commission, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	407,824
Topeka Public Building Commission, RB, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18 @102	2,355,000	2,508,122
		4,024,771

Other Revenue Bonds — 1.6%
Kansas Development Finance Authority, RB, 4.00%, 6/01/17	945,000	954,148
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Pre-Refunded 11/01/18	100,000	106,916
5.25%, 11/01/28, Pre-Refunded 11/01/18	305,000	326,749

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.2% (continued)
Municipal Bonds — 98.2% (continued)
Other Revenue Bonds — 1.6% (continued)
Kansas Development Finance Authority, RB, NATL-RE,
5.25%, 11/01/21, Pre-Refunded 11/01/17	250,000	257,990
5.25%, 11/01/26, Pre-Refunded 11/01/17	1,200,000	1,238,352
		2,884,155

Tax Obligation — 2.4%
City of Dodge City, RB, AGM, 5.25%, 6/01/31, Pre-Refunded 6/01/19	825,000	900,661
Johnson County Public Building Commission, RB,
4.00%, 9/01/20, Pre-Refunded 9/01/18	325,000	340,067
4.00%, 9/01/22, Pre-Refunded 9/01/19	415,000	440,265
4.50%, 9/01/22, Pre-Refunded 9/01/18	100,000	105,416
4.00%, 9/01/24, Callable 9/01/20	500,000	537,765
4.75%, 9/01/24, Pre-Refunded 9/01/18	790,000	835,867
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	212,002
4.50%, 9/01/27, Callable 9/01/21	955,000	1,056,727
		4,428,770

Transportation — 4.7%
Kansas Development Finance Authority, Transportation, RB,
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,350,200
4.63%, 10/01/26, Callable 10/01/18	300,000	316,335
Kansas State Department of Transportation, RB,
4.30%, 9/01/21, Pre-Refunded 9/01/18	575,000	603,422
5.00%, 9/01/24, Pre-Refunded 9/01/18	1,360,000	1,442,062
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,061,240
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	875,000	923,318
Puerto Rico Highway & Transportation Authority, RB, AGC, 5.25%, 7/01/36	385,000	413,779
Puerto Rico Highway & Transportation Authority, RB, AGM, 5.50%, 7/01/22	630,000	692,546
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	237,212
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	598,375
5.00%, 9/01/34, Callable 9/01/25	1,000,000	1,152,700
		8,791,189

Utilities — 20.2%
Chisholm Creek Utility Authority, Water, RB, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	301,869
City of Lawrence Water & Sewage System Revenue, RB,
4.00%, 11/01/17	1,000,000	1,022,940
4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,045,790
City of Lawrence, Water, RB, 4.30%, 11/01/22, Callable 11/01/18	235,000	246,616
City of Topeka Combined Utility Revenue, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,779,660
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,336,522
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,292,472
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	690,983
City of Wichita Water & Sewer Utility Revenue, RB,
4.00%, 10/01/20	500,000	543,240
5.00%, 10/01/26	765,000	924,571
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,077,704
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,136,200
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,003,324
City of Wichita, Water, RB, 5.00%, 10/01/39, Pre-Refunded 10/01/19	1,000,000	1,096,450
City of Wichita, Water/Sewer, RB,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,058,260
5.00%, 10/01/29, Pre-Refunded 10/01/19	750,000	822,337
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,056,450
City of Wichita, Water/Sewer, RB, AGM, 5.00%, 10/01/32, Pre-Refunded 10/01/17 @101	500,000	518,380
Johnson County Water District No. 1, Water, RB,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,475,251
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,621,941
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	810,255

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.2% (continued)
Municipal Bonds — 98.2% (continued)
Utilities — 20.2% (continued)
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,074,020
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	653,208
5.00%, 12/01/23, Callable 12/01/22	200,000	228,820
5.00%, 12/01/28, Callable 12/01/25	700,000	810,782
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	273,842
Marais Des Cygnes Public Utility Authority, Water, RB, AGC,
4.63%, 12/01/38, Pre-Refunded 12/01/17	340,000	350,275
4.63%, 12/01/38, Pre-Refunded 12/01/17	245,000	252,404
4.63%, 12/01/38, Callable 12/01/17	235,000	239,019
Puerto Rico Electric Power Authority, Power, RB, NATL-RE, 5.00%, 7/01/19	1,000,000	1,051,760
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Pre-Refunded 3/01/19	800,000	862,360
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB,
5.00%, 9/01/31, Callable 9/01/25	850,000	961,911
5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,225,596
5.00%, 9/01/33, Callable 9/01/25	100,000	112,211
Wyandotte County-Kansas City Unified Government Utility System Improvement RB, 5.00%, 9/01/31, Callable 9/01/26	500,000	565,790
Wyandotte County-Kansas City Unified Government, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	531,565
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,466,738
		37,521,516
Total Municipal Bonds (Cost $176,052,075)		181,922,391

	Shares
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.55% (a)	454,003	454,003

Total Short-Term Investment (Cost $454,003)		454,003

Total Investments (Cost $176,506,078(b)) — 98.4%		$182,376,394
Other assets in excess of liabilities — 1.6%		2,885,793

NET ASSETS — 100.0%		$185,262,187

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Investments is the rate in effect at 1/31/17.
(a)	Rate listed is the 7-day effective yield at 1/31/17.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
BAM — Build America Mutual
COP — Certificate of Participation
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
RB — Revenue Bonds
UT — Unlimited Tax

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	January 31, 2017 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$181,922,391	$-	$181,922,391
Short-Term Investments	454,003	-	-	454,003
Total Investments	$454,003	$181,922,391	$-	$182,376,394

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Carret Core Plus Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.2%*
Collateralized Mortgage Obligations — 3.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 3.18%, 6/25/34, Callable 2/25/17 †	25,534	26,023
Fannie Mae REMICS,
Series 1994-77, Class FB, 2.27%, 4/25/24, Demand Date 02/25/17 † (a)	23,112	23,621
Series 2002-44, Class FJ, 1.77%, 4/25/32, Demand Date 02/25/17 † (a)	23,400	23,813
Series 2002-60, Class FV, 1.77%, 4/25/32, Demand Date 02/25/17 † (a)	17,241	17,557
Series 2002-66, Class FG, 1.77%, 9/25/32, Demand Date 02/25/17 † (a)	19,518	19,888
Series 2002-69, Class FA, 1.77%, 10/25/32, Demand Date 02/25/17 † (a)	16,939	17,250
Series 2003-106, Class FA, 1.67%, 11/25/33, Demand Date 02/25/17 † (a)	10,820	11,012
Series 2007-88, Class FW, 1.32%, 9/25/37, Demand Date 02/25/17 † (a)	14,510	14,709
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 5/25/18	36,134	41,523
Freddie Mac REMICS, Series 1382, Class KA, 1.92%, 10/15/22, Callable 2/15/17, Demand Date 02/15/17 † (a)	18,784	19,220
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 1.22%, 3/25/18, Callable 2/25/17, Demand Date 02/25/17 † (a)	4,452	4,417
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.54%, 3/25/33, Callable 2/25/17 †	38,791	39,025
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class B, 4.31%, 8/15/45	850,000	898,961
Series 2013-C12, Class B, 3.86%, 3/15/48 †	775,000	797,401
Total Collateralized Mortgage Obligations (Cost $1,964,270)		1,954,420

Commercial Mortgage-Backed Security — 1.6%
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class B, 4.14%, 2/15/48 †	775,000	804,861
Total Commercial Mortgage-Backed Security (Cost $794,491)		804,861

Corporate Bonds — 60.7%
Consumer Discretionary — 7.4%
Dollar Tree, Inc., 5.75%, 3/01/23, Callable 3/01/18	825,000	888,937
General Motors Co., 4.88%, 10/02/23	800,000	849,266
Hilton Worldwide Finance Corp., 5.63%, 10/15/21, Callable 2/16/17	275,000	283,570
L Brands, Inc., 5.63%, 2/15/22	275,000	289,190
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19	275,000	286,550
Levi Strauss & Co., 6.88%, 5/01/22, Callable 5/01/17	275,000	287,650
Liberty Interactive LLC, 8.50%, 7/15/29	400,000	446,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18	400,000	406,000
		3,737,163

Consumer Staples — 2.9%
Kraft Foods Group, Inc., 2.25%, 6/05/17	550,000	551,970
Walgreens Boots Alliance, Inc., 3.10%, 6/01/23, Callable 4/01/23	640,000	639,675
WhiteWave Foods Co. (The), 5.38%, 10/01/22	275,000	300,094
		1,491,739

Energy — 3.3%
BP Capital Markets PLC, 3.25%, 5/06/22 (b)	800,000	817,882
Phillips 66, 4.30%, 4/01/22	800,000	859,908
		1,677,790

Financials — 28.2%
American Express Co., 1.51%, 5/22/18 †	700,000	702,101
Bank of America Corp., 5.65%, 5/01/18	550,000	575,144
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25	530,000	526,129
Capital One Financial Corp., 4.75%, 7/15/21	690,000	747,663
CIT Group, Inc., 5.00%, 5/15/17	425,000	429,781
Citigroup, Inc., 3.40%, 5/01/26	550,000	531,915
DDR Corp., 7.88%, 9/01/20	785,000	914,409
Goldman Sachs Group, Inc. (The), 2.01%, 11/15/18 †	550,000	555,612
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	765,000	767,730

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.2%* (continued)
Corporate Bonds — 60.7% (continued)
Financials — 28.2% (continued)
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	720,000	725,422
Huntington Bancshares, Inc., 2.60%, 8/02/18, Callable 7/02/18	550,000	554,699
Icahn Enterprises Finance Corp., 5.88%, 2/01/22, Callable 8/01/17	400,000	402,500
Janus Capital Group, Inc., 4.88%, 8/01/25, Callable 5/01/25	800,000	837,629
Leucadia National Corp., 5.50%, 10/18/23, Callable 1/18/23	800,000	851,902
Morgan Stanley, 4.75%, 3/22/17	550,000	551,898
Nasdaq, Inc., 5.25%, 1/16/18	800,000	827,250
PNC Funding Corp., 5.63%, 2/01/17	550,000	550,000
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	807,250
Regions Financial Corp., 3.20%, 2/08/21, Callable 1/08/21	525,000	534,665
SunTrust Banks, Inc., 2.90%, 3/03/21, Callable 2/03/21	550,000	556,790
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	550,000	558,242
Synovus Financial Corp., 7.88%, 2/15/19	725,000	801,125
		14,309,856

Health Care — 0.6%
HCA, Inc., 6.50%, 2/15/20	275,000	301,125

Industrials — 1.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21, Callable 3/03/17	750,000	783,750

Information Technology — 5.6%
CDK Global, Inc., 3.80%, 10/15/19, Callable 9/15/19	800,000	812,152
Dell, Inc., 7.10%, 4/15/28	400,000	420,000
eBay, Inc., 2.20%, 8/01/19, Callable 7/01/19	800,000	802,879
QUALCOMM, Inc., 3.00%, 5/20/22	800,000	804,666
		2,839,697

Materials — 4.1%
ArcelorMittal S.A., 10.85%, 6/01/19 (b)	400,000	471,500
Ball Corp., 5.00%, 3/15/22	275,000	289,781
Dow Chemical Co. (The), 8.55%, 5/15/19	640,000	732,027
WestRock RKT Co., 4.45%, 3/01/19	550,000	572,039
		2,065,347

Real Estate — 0.8%
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22	400,000	403,195

Telecommunication Services — 2.3%
CCO Holdings Capital Corp., 5.75%, 9/01/23, Callable 3/01/18	275,000	288,750
CenturyLink, Inc., 6.75%, 12/01/23	275,000	283,937
Frontier Communications Corp., 8.13%, 10/01/18	275,000	297,861
T-Mobile USA, Inc., 6.84%, 4/28/23, Callable 4/28/18	275,000	294,250
		1,164,798

Utilities — 3.9%
Dominion Resources, Inc., 1.90%, 6/15/18	550,000	549,656
Enterprise Products Operating LLC, 5.20%, 9/01/20	570,000	623,055
Exelon Generation Co. LLC, 6.20%, 10/01/17	800,000	824,412
		1,997,123
Total Corporate Bonds (Cost $30,722,913)		30,771,583

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	98,436	19,882

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.2%* (continued)
Mortgage Derivatives - IO STRIPS — 0.1% (continued)
Series 386, Class 2, 5.00%, 11/25/37	71,766	15,428
Total Mortgage Derivatives - IO STRIPS (Cost $44,416)		35,310

U.S. Government Agency Pass-Through Securities — 27.5%
Federal Home Loan Mortgage Corporation — 15.1%
6.00%, Pool #J01657, 4/01/21	18,482	19,353
4.50%, Pool #E02698, 6/01/25	251,296	264,591
2.80%, Pool #846367, 4/01/29, Demand Date 03/01/17 † (a)	3,884	4,085
6.50%, Pool #C00742, 4/01/29	107,508	123,117
7.50%, Pool #G01548, 7/01/32	38,131	45,144
6.00%, Pool #G04457, 5/01/38	85,574	96,827
5.00%, Pool #A89640, 11/01/39	443,510	487,649
5.50%, Pool #G05903, 3/01/40	266,332	299,961
3.50%, Pool #Q11547, 9/01/42	1,537,641	1,578,842
3.50%, Pool #G08554, 10/01/43	1,859,680	1,908,563
4.00%, Pool #V81429, 11/01/44	636,108	667,977
4.00%, Pool #G08677, 11/01/45	2,051,000	2,153,757
		7,649,866

Federal National Mortgage Association — 12.1%
4.50%, Pool #MA0776, 6/01/31	260,193	280,084
2.87%, Pool #708318, 6/01/33, Demand Date 05/01/17 † (a)	6,313	6,472
2.83%, Pool #759385, 1/01/34, Demand Date 12/01/17 † (a)	33,877	35,893
2.59%, Pool #776486, 3/01/34, Demand Date 03/01/17 † (a)	44,700	46,612
3.44%, Pool #791523, 7/01/34, Demand Date 06/01/17 † (a)	19,542	20,570
2.74%, Pool #810896, 1/01/35, Demand Date 03/01/17 † (a)	219,156	228,373
5.00%, Pool #735580, 6/01/35	221,175	241,459
5.50%, Pool #AD0110, 4/01/36	159,810	181,301
7.00%, Pool #979909, 5/01/38	22,727	23,879
6.00%, Pool #AD4941, 6/01/40	196,231	222,229
3.00%, Pool #AU1629, 7/01/43	2,141,831	2,131,690
3.50%, Pool #AY6497, 3/01/45	1,228,374	1,256,689
4.00%, Pool #AS6121, 11/01/45	1,383,607	1,452,701
		6,127,952

Government National Mortgage Association — 0.3%
6.50%, Pool #455165, 7/15/28	150,029	171,012
6.25%, Pool #724720, 4/20/40	12,112	13,608
		184,620

Total U.S. Government Agency Pass-Through Securities (Cost $13,885,577)		13,962,438

U.S. Treasury Obligations — 3.4%
U.S. Treasury Notes — 3.4%
0.63%, 5/31/17	750,000	750,205
1.75%, 5/15/23	1,000,000	975,215

Total U.S. Treasury Obligations (Cost $1,763,326)		1,725,420

Total Long Term Investments (Cost $49,174,993)		49,254,032

	Shares
Short-Term Investment — 2.1%
Money Market Fund — 2.1%
Federated Government Obligations Fund, Premier Shares, 0.48% (c)	1,063,936	1,063,936

Total Short-Term Investment (Cost $1,063,936)		1,063,936

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	January 31, 2017 (Unaudited)

Total Investments (Cost $50,238,929(d)) — 99.3%	$50,317,968
Other assets in excess of liabilities — 0.7%	365,996

NET ASSETS — 100.0%	$50,683,964

*	All Callable are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Investments is the rate in effect at 1/31/17.
(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 1/31/17.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Seperately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	-	1,954,420	-	1,954,420
Commercial Mortgage-Backed Securities	-	804,861	-	804,861
Corporate Bonds	-	30,771,583	-	30,771,583
Mortgage Derivatives - IO STRIPS	-	35,310	-	35,310
U.S. Government Agency Pass-Through Securities	-	13,962,438	-	13,962,438
U.S. Treasury Obligations	-	1,725,420	-	1,725,420
Short-Term Investment	1,063,936	-	-	1,063,936
Total Investments	$1,063,936	$49,254,032	$-	$50,317,968

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund	January 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 97.4%
U.S. Treasury Inflation-Indexed Bonds — 28.4%
2.00%, 1/15/26	1,820,472	2,075,678
2.38%, 1/15/27	8,661,676	10,297,866
1.75%, 1/15/28	5,785,947	6,551,289
3.63%, 4/15/28	3,133,830	4,170,996
2.50%, 1/15/29	8,203,287	10,033,055
3.88%, 4/15/29	4,522,118	6,263,336
2.13%, 2/15/40	2,914,613	3,661,040
2.13%, 2/15/41	1,862,667	2,351,992
0.75%, 2/15/42	8,876,493	8,526,502
1.38%, 2/15/44	8,978,999	9,932,425
0.75%, 2/15/45	1,463,686	1,398,435
1.00%, 2/15/46	15,442,886	15,741,736
		81,004,350

U.S. Treasury Inflation-Indexed Notes — 48.8%
0.13%, 4/15/18	5,951,655	6,032,443
0.13%, 4/15/19	30,139,848	30,713,349
1.13%, 1/15/21	3,916,964	4,145,358
0.13%, 7/15/22	7,874,999	7,987,879
0.13%, 1/15/23	4,444,140	4,460,450
0.38%, 7/15/23	25,970,486	26,510,880
0.13%, 7/15/24	36,075,940	35,890,365
0.25%, 1/15/25	4,952,583	4,924,056
0.38%, 7/15/25	3,613,190	3,633,930
0.63%, 1/15/26	14,597,046	14,892,549
		139,191,259

U.S. Treasury Notes — 20.2%
0.13%, 4/15/20	41,690,866	42,469,735
0.13%, 4/15/21	5,428,019	5,508,326
0.13%, 7/15/26	9,666,534	9,460,202
		57,438,263
Total U.S. Treasury Inflation-Indexed Securities (Cost $276,614,618)		277,633,872

	Shares
Short-Term Investments — 2.4%
U.S. Treasury Bill — 1.1%
0.00%, 2/23/17	3,280,000	3,279,098

Money Market Fund — 1.3%
Federated Treasury Obligations Fund, Institutional Shares, 0.39% (a)	3,676,239	3,676,239

Total Short-Term Investments (Cost $6,955,337)		6,955,337

Total Investments (Cost $283,569,955(b)) — 99.8%		$284,589,209
Other assets in excess of liabilities — 0.2%		443,602

NET ASSETS — 100.0%		$285,032,811

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence U.S. Inflation-Protected Fund	January 31, 2017 (Unaudited)

		Notional Amount ($ )	Unrealized Appreciation/ (Depreciation) ($)
Number of Contracts	Futures Contract
Futures Contracts — 0.0% (c)
Futures Contracts Purchased — 0.0% (c)
17	March 2017, 2-Year Treasury Note, expiration 3/31/17	3,685,546	508
164	March 2017, 5-Year Treasury Note, expiration 3/31/17	19,330,221	40,833
29	March 2017, 10-Year Treasury Note, expiration 3/22/17	3,609,595	(18,123)
			23,218
Futures Contracts Sold — (0.0)% (c)
(63)	March 2017, 10-Year Treasury Note, expiration 3/22/17	(8,451,847)	34,363
(71)	March 2017, Long U.S. Treasury Bond, expiration 3/22/17	(11,408,813)	(32,497)
			1,866
Total Unrealized Appreciation			25,084

(a)	Rate listed is the 7-day effective yield at 1/31/17.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.
(c)	Rounds to less than 0.1%.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$277,633,872	$—	$277,633,872
Short-Term Investments	6,955,337	—	—	6,955,337
Total Investments	$6,955,337	$277,633,872	$—	$284,589,209

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$23,218	$—	$—	$23,218
Futures Contracts Sold	1,866	—	—	1,866
Total Other Financial Instruments	$25,084	$—	$—	$25,084

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Investments

American Independence Funds Trust
Notes to Schedules of Investments
January 31, 2017 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

As of January 31, 2017, the Trust offered seven series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of investments of each of the seven active series (individually, a "Fund"; collectively, the "Funds"). All of the Funds are diversified under the 1940 Act except for American Independence Kansas Tax-Exempt Bond Fund and AI Large Cap Growth Fund.

2. Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds' pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC ("American Independence" or the "Adviser") or the sub-adviser in accordance with guidelines approved by the Trust's Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, "Fair Value Measurements and Disclosures", establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2017, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's schedule of investments, which also includes a breakdown of the Fund's investments by geographic or industry concentration or type of investments.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds' policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds' valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

During the reporting period, the American Independence U.S. Inflation-Protected Fund entered into financial futures contracts to hedge interest rate risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of the Fund's open futures contracts as of January 31, 2017 are contained at the end of that Fund's Schedule of Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The American Independence Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
AI Large Cap Growth Fund	$3,383,264	$-	$(5,481)	$(5,481)
American Independence Hillcrest Small Cap Value Fund	5,404,662	836,538	(111,148)	725,390
American Independence JAForlines Global Tactical Allocation Fund	101,684,345	3,994,715	(609,825)	3,384,890
AI International Fund	33,458,328	852,742	(540,070)	312,672
American Independence Kansas Tax-Exempt Bond Fund	176,506,078	7,163,012	(1,292,696)	5,870,316
American Independence Carret Core Plus Fund	50,239,881	427,563	(349,476)	78,087
American Independence U.S. Inflation-Protected Fund	284,914,593	1,487,777	(1,813,161)	(325,384)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/John J. Pileggi
John J. Pileggi
President and Chief Executive Officer

Date: March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/John J. Pileggi
John J. Pileggi
President and Chief Executive Officer

Date: March 28, 2017

By (Signature and Title)

/s/Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: March 28, 2017